Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Revenues	$ 39,363,000	$ 28,433,000	$ 13,075,000
EXPENSES:
Voyage expenses (Note 14)	999,000	736,000	370,000
Bareboat charter hire expenses (Note 6)	6,282,000	6,299,000	5,274,000
Amortization of prepaid bareboat charter hire (Note 6)	1,657,000	1,577,000	1,431,000
Vessel operating expenses (Note 14)	13,444,000	9,913,000	4,789,000
Vessel depreciation (Note 4b)	5,744,000	3,467,000	668,000
Management fees-related parties (Note 5)	4,730,000	1,824,000	1,621,000
General and administrative expenses	5,805,000	2,906,000	2,983,000
Other operating loss/ (income) (Note 18)	(914,000)	(3,137,000)	274,000
Impairment on vessel (Note 4)			3,081,000
Operating (loss)/income	1,616,000	4,848,000	(7,416,000)
OTHER EXPENSES:
Interest and finance costs (including $20, $509 and $504 respectively, to related party) (Note 15)	(15,793,000)	(3,093,000)	(719,000)
Loss on derivative financial instruments (Note 17)	(301,000)	(698,000)	(392,000)
Interest income	13,000
Other, net (Note 9)	1,120,000	(5,000)	20,000
Total other expenses, net	(14,961,000)	(3,796,000)	(1,091,000)
Net (loss)/income and comprehensive (loss)/income	(13,345,000)	1,052,000	(8,507,000)
Deemed dividend for beneficial conversion feature of Series B convertible preferred stock (Note 19)		(1,403,000)
Equity loss in unconsolidated joint ventures	(27,000)
Net loss attributable to common shareholders	(13,372,000)	(351,000)	(8,507,000)
Common stock holders	(13,404,000)	(351,000)	(8,507,000)
Non-controlling interests	$ 32,000
Loss per common share, basic and diluted (Note 13) (in dollars per share)	$ (12.57)	$ (15,955)	$ (773,364)